Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified								12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Commitments to extend credit	Dec. 31, 2012 Commitments to extend credit	Dec. 31, 2013 Commitments to originate residential first and second mortgage loans	Dec. 31, 2012 Commitments to originate residential first and second mortgage loans	Dec. 31, 2013 Standby letters of credit	Dec. 31, 2012 Standby letters of credit	Dec. 31, 2013 Standby letters of credit Minimum	Dec. 31, 2013 Standby letters of credit Maximum
Contractual amount of off-balance-sheet financial instruments
Amounts accrued for estimated losses for the financial instruments	$ 0
Total contractual amount of off-balance-sheet financial instruments		$ 117,880	$ 118,412	$ 8,570	$ 5,171	$ 1,826	$ 2,995
Remaining term of standby letters of credit								1 month	5 years